Fees Summary	Jul. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,476,000
Previously Paid Amount	0.00
Total Fee Amount	2,275.34
Total Offset Amount	0.00
Net Fee	2,275.34
Narrative - Max Aggregate Offering Price	$ 16,476,000
Final Prospectus	true